UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07866

Templeton Emerging Markets Income Fund

(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, Florida 33301-1923

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (954) 527-7500

Date of fiscal year end: 12/31

Date of reporting period: 6/30/18

Item 1. Proxy Voting Records.

CORPORACION GEO S.A.B. DE C.V. Meeting Date: APR 30, 2018 Record Date: APR 20, 2018 Meeting Type: ANNUAL
Ticker: GEO B Security ID: P3142C117
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Approve Individual and Consolidated Financial Statements and Statutory Reports	Management	For	For
2	Approve CEO's and External Auditor Report; Accept Board's Opinion on CEO's Report; Receive Report on Adherence to Fiscal Obligations	Management	For	For
3	Approve Annual Reports of Audit and Corporate Practices Committee	Management	For	For
4	Approve Allocation of Income	Management	For	For
5	Set Maximum Amount of Share Repurchase Reserve	Management	For	Against
6	Elect or Ratify Directors, Secretary and Deputy Secretary	Management	For	Against
7	Elect or Ratify Chairman, Members and Secretary of Audit Committee and Corporate Practices Committees	Management	For	Against
8	Approve Remuneration of Members and Alternates of Board, Secretary and Members of Audit and Corporate Practices Committee	Management	For	For
9	Authorize Board to Ratify and Execute Approved Resolutions	Management	For	For

INSTITUTIONAL FIDUCIARY TRUST Meeting Date: OCT 30, 2017 Record Date: AUG 21, 2017 Meeting Type: SPECIAL
Ticker: Security ID: 457756500
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1.1	Elect Director Harris J. Ashton	Management	For	For
1.2	Elect Director Terrence J. Checki	Management	For	For
1.3	Elect Director Mary C. Choksi	Management	For	For
1.4	Elect Director Edith E. Holiday	Management	For	For
1.5	Elect Director Gregory E. Johnson	Management	For	For
1.6	Elect Director Rupert H. Johnson, Jr.	Management	For	For
1.7	Elect Director J. Michael Luttig	Management	For	For
1.8	Elect Director Larry D. Thompson	Management	For	For
1.9	Elect Director John B. Wilson	Management	For	For
3	Amend Fundamental Investment Restriction Regarding Investments in Commodities	Management	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Templeton Emerging Markets Income Fund

By (Signature and Title)* /s/MATTHEW T. HINKLE_____

Matthew T. Hinkle,

Chief Executive Officer – Finance and Administration

Date August 28, 2018

* Print the name and title of each signing officer under his or her signature.